Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia ETF Trust II
Entity Central Index Key	0001450501
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000159357
Shareholder Report [Line Items]
Fund Name	Columbia EM Core ex-China ETF
Trading Symbol	XCEM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia EM Core ex-China ETF (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia EM Core ex-China ETF	$19	0.16%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology, consumer discretionary and communication services sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the consumer discretionary and communication services sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor company; Samsung Electronics, a South Korean technology company; and SK Hynix, a South Korean semiconductor company, contributed to relative performance during the annual period. Zero weights in Tencent and Alibaba, two Chinese technology companies, also contributed to relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, materials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the financials, real estate and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in International Holding Company, a United Arab Emirates investment holding company; ICICI Bank, an Indian bank; and Infosys, an Indian technology company, detracted from relative performance during the annual period. A zero weight in Anglogold Ashanti, a South African gold miner, and an underweight allocation in Vale, a Brazilian metals and mining company, also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia EM Core ex-China ETF - Net Asset Value ($24,596)	MSCI Emerging Markets Index (Net) ($21,190)	Beta Thematic Emerging Markets ex-China Index ($24,466)
03/16	$10,000	$10,000	$10,000
04/16	$10,245	$10,054	$10,149
05/16	$9,694	$9,679	$9,624
06/16	$10,259	$10,066	$10,189
07/16	$10,782	$10,573	$10,792
08/16	$10,947	$10,835	$10,902
09/16	$11,022	$10,975	$10,986
10/16	$11,319	$11,001	$11,183
11/16	$10,617	$10,495	$10,464
12/16	$10,767	$10,518	$10,629
01/17	$11,368	$11,093	$11,212
02/17	$11,659	$11,433	$11,568
03/17	$11,883	$11,722	$11,845
04/17	$12,093	$11,978	$12,031
05/17	$12,379	$12,332	$12,239
06/17	$12,474	$12,456	$12,276
07/17	$13,071	$13,199	$12,897
08/17	$13,214	$13,493	$13,143
09/17	$13,195	$13,440	$13,082
10/17	$13,514	$13,911	$13,461
11/17	$13,600	$13,939	$13,460
12/17	$14,176	$14,439	$14,004
01/18	$15,347	$15,643	$14,993
02/18	$14,842	$14,921	$14,474
03/18	$14,587	$14,644	$14,174
04/18	$14,420	$14,579	$13,982
05/18	$13,525	$14,062	$13,196
06/18	$13,062	$13,478	$12,672
07/18	$13,650	$13,774	$13,255
08/18	$13,379	$13,402	$13,014
09/18	$13,494	$13,331	$12,985
10/18	$12,719	$12,170	$11,962
11/18	$12,885	$12,671	$12,335
12/18	$12,747	$12,336	$12,158
01/19	$13,811	$13,416	$13,072
02/19	$13,618	$13,446	$12,894
03/19	$13,655	$13,559	$12,978
04/19	$13,967	$13,844	$13,295
05/19	$13,419	$12,839	$12,788
06/19	$14,258	$13,641	$13,479
07/19	$14,026	$13,474	$13,291
08/19	$13,360	$12,817	$12,586
09/19	$13,779	$13,062	$12,998
10/19	$14,478	$13,613	$13,616
11/19	$14,301	$13,594	$13,531
12/19	$15,258	$14,608	$14,457
01/20	$14,401	$13,927	$13,703
02/20	$13,232	$13,193	$12,525
03/20	$10,481	$11,161	$9,792
04/20	$11,546	$12,183	$10,945
05/20	$11,738	$12,276	$11,202
06/20	$12,337	$13,179	$11,989
07/20	$13,342	$14,356	$12,995
08/20	$13,314	$14,674	$12,969
09/20	$13,160	$14,438	$12,753
10/20	$13,210	$14,736	$12,776
11/20	$15,181	$16,099	$14,729
12/20	$16,780	$17,282	$16,278
01/21	$16,897	$17,812	$16,282
02/21	$17,410	$17,948	$16,733
03/21	$17,667	$17,677	$16,954
04/21	$17,980	$18,117	$17,484
05/21	$18,376	$18,537	$18,053
06/21	$18,633	$18,569	$18,088
07/21	$18,130	$17,320	$17,584
08/21	$18,750	$17,773	$18,177
09/21	$17,952	$17,067	$17,503
10/21	$17,924	$17,235	$17,470
11/21	$17,282	$16,533	$16,932
12/21	$18,113	$16,843	$17,689
01/22	$17,964	$16,524	$17,474
02/22	$17,321	$16,030	$17,004
03/22	$17,498	$15,668	$17,074
04/22	$16,171	$14,797	$15,792
05/22	$16,484	$14,862	$15,987
06/22	$14,343	$13,874	$13,893
07/22	$14,890	$13,840	$14,415
08/22	$14,987	$13,898	$14,518
09/22	$13,438	$12,269	$12,942
10/22	$13,916	$11,888	$13,355
11/22	$15,471	$13,651	$14,941
12/22	$14,853	$13,459	$14,372
01/23	$15,967	$14,522	$15,453
02/23	$15,285	$13,580	$14,808
03/23	$15,722	$13,991	$15,212
04/23	$15,734	$13,833	$15,232
05/23	$15,996	$13,600	$15,514
06/23	$16,521	$14,117	$16,080
07/23	$17,192	$14,996	$16,823
08/23	$16,434	$14,072	$16,078
09/23	$15,955	$13,704	$15,634
10/23	$15,320	$13,171	$14,983
11/23	$16,842	$14,226	$16,502
12/23	$17,868	$14,782	$17,517
01/24	$17,260	$14,095	$16,978
02/24	$17,774	$14,766	$17,531
03/24	$18,288	$15,132	$18,044
04/24	$17,998	$15,199	$17,684
05/24	$17,898	$15,285	$17,613
06/24	$18,866	$15,888	$18,543
07/24	$18,967	$15,935	$18,639
08/24	$19,227	$16,193	$18,931
09/24	$19,362	$17,274	$19,112
10/24	$18,831	$16,506	$18,474
11/24	$18,235	$15,913	$17,923
12/24	$18,076	$15,891	$17,723
01/25	$18,494	$16,175	$18,127
02/25	$17,966	$16,253	$17,628
03/25	$17,851	$16,356	$17,532
04/25	$18,427	$16,571	$18,161
05/25	$19,410	$17,278	$19,170
06/25	$20,646	$18,317	$20,453
07/25	$20,810	$18,674	$20,648
08/25	$20,731	$18,913	$20,640
09/25	$21,932	$20,266	$21,718
10/25	$23,557	$21,113	$23,336
11/25	$22,945	$20,608	$22,810
12/25	$24,038	$21,225	$23,843
01/26	$26,289	$23,104	$26,198
02/26	$28,621	$24,373	$28,623
03/26	$24,596	$21,190	$24,466

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia EM Core ex-China ETF — Net Asset ValueFootnote Reference(a)	37.78	6.84	9.42
MSCI Emerging Markets Index (Net)	29.55	3.69	7.80
Beta Thematic Emerging Markets ex-China Index	39.55	7.61	9.36

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
AssetsNet	$ 1,473,006,321
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 2,027,937
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,473,006,321
Total number of portfolio holdings	332
Investment management fees (represents 0.16% of Fund average net assets)	$2,027,937
Portfolio turnover for the reporting period	32%

Holdings [Text Block]

Geographic Allocation

Table Summary
Taiwan	29.6%
South Korea	18.6%
India	18.2%
Brazil	5.4%
Saudi Arabia	4.5%
South Africa	4.3%
Mexico	3.5%
United Arab Emirates	3.5%
Thailand	2.1%
Malaysia	1.6%
Other	7.5%

Sector Allocation

Table Summary
Information Technology	37.9%
Financials	22.6%
Industrials	8.7%
Materials	6.0%
Consumer Discretionary	5.0%
Communication Services	4.4%
Energy	4.3%
Consumer Staples	3.3%
Health Care	2.9%
Utilities	2.0%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.9%
Samsung Electronics Co. Ltd.	6.6%
SK Hynix, Inc.	3.9%
Delta Electronics, Inc.	1.3%
ICICI Bank Ltd.	1.3%
Hon Hai Precision Industry Co. Ltd.	1.1%
MediaTek, Inc.	1.1%
International Holding Co. PJSC	1.1%
Al Rajhi Bank	1.1%
Itau Unibanco Holding SA	0.8%

Material Fund Change [Text Block]
C000101379
Shareholder Report [Line Items]
Fund Name	Columbia India Consumer ETF
Trading Symbol	INCO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia India Consumer ETF (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia India Consumer ETF	$71	0.75%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary and consumer staples sectors helped the Fund’s relative performance during the annual period.

Allocations | A larger allocation to the consumer discretionary sector and no allocation to the information technology and financials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in TVS Motor Co., a motorcycle company; Titan Co., a fashion accessories company; Hero MotoCorp, a motorcycle company; and Eicher Motors, an auto company, contributed to the Fund’s relative performance during the annual period. A zero weight in HDFC Bank also contributed to relative performance.

Top Performance Detractors

Allocations | A larger weighting in consumer staples and zero weights in the energy and materials sectors detracted from relative performance.

Individual holdings | The Fund’s positions in Trent, a fashion and lifestyle retailer; Varun Beverages, which manufactures, bottles and distributes beverages; ITC, a diversified conglomerate known for tobacco; Indian Hotels Co., a hospitality company; and Tata Motors Passenger Vehicles, an auto company, were top detractors from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia India Consumer ETF - Net Asset Value ($21,707)	MSCI India Index (Net) ($21,197)	Indxx India Consumer Index ($26,479)
03/16	$10,000	$10,000	$10,000
04/16	$10,032	$10,048	$10,039
05/16	$10,350	$10,236	$10,363
06/16	$10,709	$10,372	$10,731
07/16	$11,300	$10,961	$11,334
08/16	$11,457	$11,088	$11,500
09/16	$11,560	$10,986	$11,611
10/16	$11,576	$10,932	$11,636
11/16	$10,433	$10,117	$10,497
12/16	$10,501	$10,109	$10,573
01/17	$11,041	$10,549	$11,123
02/17	$11,558	$11,172	$11,652
03/17	$12,306	$11,840	$12,465
04/17	$12,846	$12,068	$13,027
05/17	$13,248	$12,280	$13,445
06/17	$13,366	$12,184	$13,576
07/17	$13,993	$13,123	$14,225
08/17	$13,922	$13,024	$14,166
09/17	$13,655	$12,544	$13,906
10/17	$14,590	$13,469	$14,870
11/17	$15,162	$13,374	$15,466
12/17	$16,054	$14,027	$16,390
01/18	$15,749	$14,510	$16,090
02/18	$14,964	$13,537	$15,296
03/18	$14,723	$13,052	$15,081
04/18	$15,591	$13,589	$15,983
05/18	$15,029	$13,100	$15,440
06/18	$14,720	$12,973	$15,126
07/18	$15,312	$13,818	$15,763
08/18	$15,341	$13,951	$15,832
09/18	$13,242	$12,681	$13,613
10/18	$12,551	$11,796	$12,903
11/18	$14,036	$13,019	$14,448
12/18	$14,197	$13,002	$14,632
01/19	$13,103	$12,752	$13,574
02/19	$13,164	$12,756	$13,643
03/19	$13,541	$13,933	$14,068
04/19	$13,377	$14,011	$13,906
05/19	$13,213	$14,041	$13,743
06/19	$13,271	$14,003	$13,815
07/19	$12,389	$13,273	$12,894
08/19	$12,302	$12,885	$12,804
09/19	$13,332	$13,281	$13,869
10/19	$14,323	$13,855	$14,943
11/19	$13,567	$13,778	$14,128
12/19	$13,692	$13,987	$14,266
01/20	$13,783	$13,877	$14,377
02/20	$12,747	$12,868	$13,290
03/20	$9,939	$9,633	$10,339
04/20	$11,365	$11,188	$11,834
05/20	$11,604	$10,877	$12,094
06/20	$12,240	$11,616	$12,769
07/20	$12,831	$12,822	$13,427
08/20	$13,444	$13,271	$14,148
09/20	$13,576	$13,353	$14,276
10/20	$13,205	$13,503	$13,889
11/20	$14,602	$14,668	$15,478
12/20	$15,618	$16,163	$16,641
01/21	$15,906	$15,786	$17,052
02/21	$16,116	$16,612	$17,353
03/21	$16,466	$16,989	$17,637
04/21	$15,870	$16,831	$16,995
05/21	$17,360	$18,291	$18,756
06/21	$17,408	$18,163	$18,815
07/21	$17,337	$18,320	$18,747
08/21	$18,331	$20,324	$19,904
09/21	$18,629	$20,447	$20,367
10/21	$18,791	$20,284	$20,596
11/21	$18,101	$19,668	$19,789
12/21	$18,694	$20,403	$20,429
01/22	$18,452	$20,124	$20,154
02/22	$17,695	$19,318	$19,303
03/22	$17,325	$20,024	$18,827
04/22	$17,574	$19,689	$19,196
05/22	$17,664	$18,542	$19,230
06/22	$16,641	$17,291	$18,158
07/22	$18,113	$18,903	$19,918
08/22	$18,725	$19,680	$20,710
09/22	$17,937	$18,415	$19,776
10/22	$17,940	$18,887	$19,832
11/22	$18,244	$19,868	$20,178
12/22	$17,310	$18,780	$19,146
01/23	$17,508	$18,218	$19,346
02/23	$16,959	$17,386	$18,734
03/23	$16,913	$17,587	$18,726
04/23	$17,908	$18,320	$19,946
05/23	$18,773	$18,853	$21,086
06/23	$19,813	$19,739	$22,392
07/23	$20,027	$20,329	$22,704
08/23	$19,893	$19,941	$22,606
09/23	$20,286	$20,275	$23,100
10/23	$20,141	$19,672	$22,949
11/23	$21,829	$20,987	$25,118
12/23	$23,217	$22,687	$26,945
01/24	$23,629	$23,234	$27,489
02/24	$24,682	$23,871	$28,936
03/24	$25,158	$24,064	$29,584
04/24	$25,581	$24,622	$30,137
05/24	$25,657	$24,796	$30,340
06/24	$27,617	$26,520	$32,986
07/24	$29,008	$27,574	$34,865
08/24	$29,190	$27,864	$35,662
09/24	$30,184	$28,453	$37,308
10/24	$27,332	$26,102	$33,034
11/24	$27,023	$25,994	$32,575
12/24	$26,415	$25,231	$31,714
01/25	$25,523	$24,334	$30,443
02/25	$22,774	$22,383	$27,127
03/25	$24,419	$24,486	$29,168
04/25	$25,995	$25,665	$31,148
05/25	$25,963	$25,953	$31,222
06/25	$26,443	$26,745	$31,904
07/25	$25,776	$25,381	$31,087
08/25	$26,549	$24,587	$32,336
09/25	$26,423	$24,710	$32,307
10/25	$26,631	$25,795	$32,119
11/25	$26,533	$26,019	$32,578
12/25	$26,509	$25,892	$32,491
01/26	$24,859	$24,571	$30,423
02/26	$25,735	$24,918	$31,690
03/26	$21,707	$21,197	$26,479

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia India Consumer ETF — Net Asset ValueFootnote Reference(a)	(11.11)	5.68	8.06
MSCI India Index (Net)	(13.43)	4.53	7.80
Indxx India Consumer Index	(9.22)	8.47	10.23

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
AssetsNet	$ 213,191,193
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,181,639
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$213,191,193
Total number of portfolio holdings	31
Investment management fees (represents 0.75% of Fund average net assets)	$2,181,639
Portfolio turnover for the reporting period	20%

Holdings [Text Block]	Geographic Allocation
Table Summary
India	100.3%
Sector Allocation
Table Summary
Consumer Discretionary	63.1%
Consumer Staples	37.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Eternal Ltd.	5.4%
Titan Co. Ltd.	5.1%
ITC Ltd.	5.1%
Hindustan Unilever Ltd.	5.0%
Nestle India Ltd.	5.0%
Bajaj Auto Ltd.	4.9%
Mahindra & Mahindra Ltd.	4.8%
Maruti Suzuki India Ltd.	4.7%
Eicher Motors Ltd.	4.7%
TVS Motor Co. Ltd.	4.7%

Material Fund Change [Text Block]
C000088095
Shareholder Report [Line Items]
Fund Name	Columbia Research Enhanced Emerging Economies ETF
Trading Symbol	ECON
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Research Enhanced Emerging Economies ETF (the Fund) for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.
Additional Information Phone Number	1-800-426-3750
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Emerging Economies ETF	$54	0.47%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and consumer staples sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the consumer discretionary and health care sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor company; Samsung Electronics, a South Korean technology company; and Delta Electronics, a Taiwanese electronics manufacturer, contributed to relative performance during the annual period. An underweight in Alibaba Group, a Chinese technology company, and a zero weight in HDFC Bank, an Indian bank, also contributed to relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials, consumer discretionary and health care sectors hurt the Fund’s relative performance during the annual period.

Allocations | A smaller weighting in the materials sector and larger weightings in the communication services and financials sectors detracted from relative performance.

Individual holdings | Fund positions in Bharti Airtel, an Indian telecom company; Xiaomi, a Chinese technology company; and Kweichow Moutai, a Chinese liquor company, detracted from relative performance during the annual period. An underweight in Taiwan Semiconductor Manufacturing, a Taiwanese semiconductor company, and a zero weight in Anglogold Ashanti, a South African gold miner, also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Research Enhanced Emerging Economies ETF - Net Asset Value ($13,807)	MSCI Emerging Markets Index (Net) ($21,190)	Combined Current and Former Indices ($14,497)
03/16	$10,000	$10,000	$10,000
04/16	$10,097	$10,054	$10,109
05/16	$9,827	$9,679	$9,838
06/16	$10,235	$10,066	$10,218
07/16	$10,836	$10,573	$10,845
08/16	$10,898	$10,835	$10,912
09/16	$10,912	$10,975	$10,936
10/16	$10,792	$11,001	$10,830
11/16	$9,876	$10,495	$9,915
12/16	$9,947	$10,518	$9,991
01/17	$10,339	$11,093	$10,383
02/17	$10,741	$11,433	$10,801
03/17	$11,035	$11,722	$11,102
04/17	$11,387	$11,978	$11,434
05/17	$11,860	$12,332	$11,950
06/17	$11,637	$12,456	$11,742
07/17	$12,194	$13,199	$12,300
08/17	$12,234	$13,493	$12,345
09/17	$12,274	$13,440	$12,398
10/17	$12,185	$13,911	$12,333
11/17	$12,315	$13,939	$12,471
12/17	$12,619	$14,439	$12,796
01/18	$13,017	$15,643	$13,207
02/18	$12,391	$14,921	$12,577
03/18	$11,787	$14,644	$11,958
04/18	$11,751	$14,579	$11,938
05/18	$11,214	$14,062	$11,401
06/18	$10,981	$13,478	$11,168
07/18	$11,120	$13,774	$11,328
08/18	$10,332	$13,402	$10,512
09/18	$10,024	$13,331	$10,206
10/18	$9,241	$12,170	$9,408
11/18	$9,496	$12,671	$9,684
12/18	$9,246	$12,336	$9,433
01/19	$10,173	$13,416	$10,368
02/19	$10,209	$13,446	$10,415
03/19	$10,245	$13,559	$10,490
04/19	$10,484	$13,844	$10,742
05/19	$9,770	$12,839	$10,018
06/19	$10,335	$13,641	$10,609
07/19	$10,145	$13,474	$10,417
08/19	$9,888	$12,817	$10,155
09/19	$9,960	$13,062	$10,237
10/19	$10,313	$13,613	$10,628
11/19	$10,340	$13,594	$10,649
12/19	$10,812	$14,608	$11,155
01/20	$10,550	$13,927	$10,865
02/20	$10,141	$13,193	$10,444
03/20	$9,029	$11,161	$9,306
04/20	$9,672	$12,183	$9,977
05/20	$9,842	$12,276	$10,156
06/20	$10,536	$13,179	$10,888
07/20	$11,234	$14,356	$11,626
08/20	$11,721	$14,674	$12,147
09/20	$11,492	$14,438	$11,918
10/20	$11,708	$14,736	$12,150
11/20	$12,342	$16,099	$12,818
12/20	$13,110	$17,282	$13,630
01/21	$13,521	$17,812	$14,074
02/21	$13,434	$17,948	$13,985
03/21	$12,823	$17,677	$13,361
04/21	$12,888	$18,117	$13,430
05/21	$12,791	$18,537	$13,494
06/21	$13,078	$18,569	$13,646
07/21	$11,843	$17,320	$12,351
08/21	$12,199	$17,773	$12,737
09/21	$11,584	$17,067	$12,119
10/21	$11,908	$17,235	$12,459
11/21	$11,408	$16,533	$11,936
12/21	$11,217	$16,843	$11,740
01/22	$11,161	$16,524	$11,688
02/22	$10,581	$16,030	$11,149
03/22	$9,973	$15,668	$10,439
04/22	$9,945	$14,797	$10,420
05/22	$10,090	$14,862	$10,583
06/22	$10,025	$13,874	$10,519
07/22	$9,880	$13,840	$10,368
08/22	$10,011	$13,898	$10,520
09/22	$9,048	$12,269	$9,505
10/22	$8,313	$11,888	$8,738
11/22	$9,468	$13,651	$9,959
12/22	$9,461	$13,459	$9,952
01/23	$10,229	$14,522	$10,766
02/23	$9,432	$13,580	$9,926
03/23	$9,781	$13,991	$10,297
04/23	$9,595	$13,833	$10,114
05/23	$9,385	$13,600	$9,819
06/23	$9,886	$14,117	$10,370
07/23	$10,444	$14,996	$10,916
08/23	$9,886	$14,072	$10,329
09/23	$9,638	$13,704	$10,071
10/23	$9,370	$13,171	$9,795
11/23	$9,929	$14,226	$10,401
12/23	$10,155	$14,782	$10,657
01/24	$9,607	$14,095	$10,079
02/24	$9,981	$14,766	$10,476
03/24	$10,005	$15,132	$10,540
04/24	$10,039	$15,199	$10,557
05/24	$10,073	$15,285	$10,589
06/24	$10,165	$15,888	$10,784
07/24	$10,199	$15,935	$10,831
08/24	$10,407	$16,193	$11,082
09/24	$11,047	$17,274	$11,806
10/24	$10,606	$16,506	$11,256
11/24	$10,247	$15,913	$10,936
12/24	$10,240	$15,891	$10,913
01/25	$10,430	$16,175	$11,016
02/25	$10,513	$16,253	$11,098
03/25	$10,630	$16,356	$11,200
04/25	$10,674	$16,571	$11,253
05/25	$11,114	$17,278	$11,772
06/25	$11,710	$18,317	$12,447
07/25	$11,934	$18,674	$12,657
08/25	$12,100	$18,913	$12,828
09/25	$12,984	$20,266	$13,724
10/25	$13,541	$21,113	$14,328
11/25	$13,184	$20,608	$13,988
12/25	$13,668	$21,225	$14,438
01/26	$14,822	$23,104	$15,610
02/26	$15,821	$24,373	$16,619
03/26	$13,807	$21,190	$14,497

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Research Enhanced Emerging Economies ETF — Net Asset ValueFootnote Reference(a)Footnote Reference(b)	29.88	1.49	3.28
MSCI Emerging Markets Index (Net)	29.55	3.69	7.80
Beta Advantage® Research Enhanced Solactive Emerging Economies Index	29.43	N/A	18.51Footnote Reference(c)
Combined Current and Former Indices	29.43	1.65Footnote Reference(d)	3.78Footnote Reference(d)

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/exchange-traded-funds/
AssetsNet	$ 284,665,411
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 917,699
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$284,665,411
Total number of portfolio holdings	249
Investment management fees (represents 0.47% of Fund average net assets)	$917,699
Portfolio turnover for the reporting period	39%

Holdings [Text Block]

Geographic Allocation

Table Summary
China	26.9%
Taiwan	20.4%
South Korea	16.0%
India	11.6%
Brazil	4.7%
South Africa	3.9%
Saudi Arabia	2.6%
United Arab Emirates	2.5%
Mexico	2.1%
Thailand	1.5%
Other	7.0%

Sector Allocation

Table Summary
Information Technology	31.1%
Financials	24.7%
Communication Services	9.0%
Consumer Discretionary	8.1%
Materials	6.9%
Industrials	6.5%
Energy	3.9%
Consumer Staples	3.5%
Health Care	2.7%
Utilities	1.6%
Other	1.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Samsung Electronics Co. Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
SK Hynix, Inc.	4.5%
Tencent Holdings Ltd.	2.8%
Delta Electronics, Inc.	2.0%
China Construction Bank Corp., Class H	1.7%
Hon Hai Precision Industry Co. Ltd.	1.7%
MediaTek, Inc.	1.6%
Kweichow Moutai Co. Ltd., Class A	1.4%
PDD Holdings, Inc.	1.3%

Material Fund Change [Text Block]